S-K 1602(a)(4) Forepart, Adjusted NTBV - $ / shares	Mar. 13, 2026	Oct. 31, 2025
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		$ 5.57
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		5.57
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		4.57
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		4.57
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		3.00
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		2.99
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		0.14
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		0.13
Offering Price of 9.09 Per Unit [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		6.25
Offering Price of 9.09 Per Unit [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		6.25
Difference between NTBV and Offering Price [Member] | Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		4.43
Difference between NTBV and Offering Price [Member] | Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		4.43
Difference between NTBV and Offering Price [Member] | Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		5.43
Difference between NTBV and Offering Price [Member] | Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		5.43
Difference between NTBV and Offering Price [Member] | Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		7.00
Difference between NTBV and Offering Price [Member] | Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		7.01
Difference between NTBV and Offering Price [Member] | Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		9.86
Difference between NTBV and Offering Price [Member] | Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share		$ 9.87
No Over-Allotment [Member] | No Redemption [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	$ 6.25
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	5.57
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	4.57
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	3.00
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	0.14
Full Over-Allotment [Member] | No Redemption [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	6.25
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	5.57
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	4.57
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	2.99
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	$ 0.13